Distribution Date:	05/16/25	Morgan Stanley Capital I Trust 2016-UBS9
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2016-UBS9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766CAA7	1.711000%	29,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766CAB5	2.982000%	73,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766CAF6	3.340000%	46,100,000.00	8,587,512.93	3,369,795.01	23,901.91	0.00	0.00	3,393,696.92	5,217,717.92	38.30%	30.00%
A-3	61766CAD1	3.329000%	125,000,000.00	124,848,474.36	61,741.25	346,350.48	0.00	0.00	408,091.73	124,786,733.11	38.30%	30.00%
A-4	61766CAE9	3.594000%	192,226,000.00	192,226,000.00	0.00	575,716.87	0.00	0.00	575,716.87	192,226,000.00	38.30%	30.00%
A-S	61766CAG4	3.903000%	47,496,000.00	47,496,000.00	0.00	154,480.74	0.00	0.00	154,480.74	47,496,000.00	29.20%	22.88%
B	61766CAK5	4.551032%	39,997,000.00	39,997,000.00	0.00	151,689.70	0.00	0.00	151,689.70	39,997,000.00	21.54%	16.87%
C	61766CAL3	4.567032%	29,997,000.00	29,997,000.00	0.00	114,164.39	0.00	0.00	114,164.39	29,997,000.00	15.80%	12.38%
D	61766CAV1	3.000000%	34,164,000.00	34,164,000.00	0.00	85,410.00	0.00	0.00	85,410.00	34,164,000.00	9.25%	7.25%
E	61766CAX7	3.317032%	14,999,000.00	14,999,000.00	0.00	41,460.14	0.00	0.00	41,460.14	14,999,000.00	6.38%	5.00%
F	61766CAZ2	3.317032%	6,666,000.00	6,666,000.00	0.00	18,426.11	0.00	0.00	18,426.11	6,666,000.00	5.11%	4.00%
G	61766CBB4	3.317032%	6,666,000.00	6,666,000.00	0.00	18,426.11	0.00	0.00	18,426.11	6,666,000.00	3.83%	3.00%
H*	61766CBH1	3.317032%	19,998,197.00	19,998,197.00	0.00	45,043.89	0.00	0.00	45,043.89	19,998,197.00	0.00%	0.00%
V	61766CBE8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766CBF5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			666,609,197.00	525,645,184.29	3,431,536.26	1,575,070.34	0.00	0.00	5,006,606.60	522,213,648.03

X-A	61766CAH2	1.081323%	466,626,000.00	325,661,987.29	0.00	293,454.77	26,006.66	0.00	319,461.43	322,230,451.03
X-B	61766CAJ8	0.367788%	87,493,000.00	87,493,000.00	0.00	26,815.69	0.00	0.00	26,815.69	87,493,000.00
X-D	61766CAM1	1.567032%	34,164,000.00	34,164,000.00	0.00	44,613.41	0.00	0.00	44,613.41	34,164,000.00
X-E	61766CAP4	1.250000%	14,999,000.00	14,999,000.00	0.00	15,623.96	0.00	0.00	15,623.96	14,999,000.00
X-FG	61766CAR0	1.250000%	13,332,000.00	13,332,000.00	0.00	13,887.50	0.00	0.00	13,887.50	13,332,000.00
X-H	61766CAT6	1.250000%	19,998,197.00	19,998,197.00	0.00	20,831.46	0.00	0.00	20,831.46	19,998,197.00
Notional SubTotal			636,612,197.00	495,648,184.29	0.00	415,226.79	26,006.66	0.00	441,233.45	492,216,648.03

Deal Distribution Total					3,431,536.26	1,990,297.13	26,006.66	0.00	5,447,840.05

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766CAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766CAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766CAF6	186.28010694	73.09750564	0.51847961	0.00000000	0.00000000	0.00000000	0.00000000	73.61598525	113.18260130
A-3	61766CAD1	998.78779488	0.49393000	2.77080384	0.00000000	0.00000000	0.00000000	0.00000000	3.26473384	998.29386488
A-4	61766CAE9	1,000.00000000	0.00000000	2.99500000	0.00000000	0.00000000	0.00000000	0.00000000	2.99500000	1,000.00000000
A-S	61766CAG4	1,000.00000000	0.00000000	3.25250000	0.00000000	0.00000000	0.00000000	0.00000000	3.25250000	1,000.00000000
B	61766CAK5	1,000.00000000	0.00000000	3.79252694	0.00000000	0.00000000	0.00000000	0.00000000	3.79252694	1,000.00000000
C	61766CAL3	1,000.00000000	0.00000000	3.80586025	0.00000000	0.00000000	0.00000000	0.00000000	3.80586025	1,000.00000000
D	61766CAV1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61766CAX7	1,000.00000000	0.00000000	2.76419361	0.00000000	0.00000000	0.00000000	0.00000000	2.76419361	1,000.00000000
F	61766CAZ2	1,000.00000000	0.00000000	2.76419292	0.00000000	0.00000000	0.00000000	0.00000000	2.76419292	1,000.00000000
G	61766CBB4	1,000.00000000	0.00000000	2.76419292	0.00000000	0.00000000	0.00000000	0.00000000	2.76419292	1,000.00000000
H	61766CBH1	1,000.00000000	0.00000000	2.25239755	0.51179564	10.07424669	0.00000000	0.00000000	2.25239755	1,000.00000000
V	61766CBE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766CBF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766CAH2	697.90793331	0.00000000	0.62888645	0.00000000	0.00000000	0.05573341	0.00000000	0.68461987	690.55400048
X-B	61766CAJ8	1,000.00000000	0.00000000	0.30648955	0.00000000	0.00000000	0.00000000	0.00000000	0.30648955	1,000.00000000
X-D	61766CAM1	1,000.00000000	0.00000000	1.30586026	0.00000000	0.00000000	0.00000000	0.00000000	1.30586026	1,000.00000000
X-E	61766CAP4	1,000.00000000	0.00000000	1.04166678	0.00000000	0.00000000	0.00000000	0.00000000	1.04166678	1,000.00000000
X-FG	61766CAR0	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000
X-H	61766CAT6	1,000.00000000	0.00000000	1.04166691	0.00000000	0.00000000	0.00000000	0.00000000	1.04166691	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	04/01/25 - 04/30/25	30	0.00	23,901.91	0.00	23,901.91	0.00	0.00	0.00	23,901.91	0.00
A-3	04/01/25 - 04/30/25	30	0.00	346,350.48	0.00	346,350.48	0.00	0.00	0.00	346,350.48	0.00
A-4	04/01/25 - 04/30/25	30	0.00	575,716.87	0.00	575,716.87	0.00	0.00	0.00	575,716.87	0.00
X-A	04/01/25 - 04/30/25	30	0.00	293,454.77	0.00	293,454.77	0.00	0.00	0.00	293,454.77	0.00
X-B	04/01/25 - 04/30/25	30	0.00	26,815.69	0.00	26,815.69	0.00	0.00	0.00	26,815.69	0.00
X-D	04/01/25 - 04/30/25	30	0.00	44,613.41	0.00	44,613.41	0.00	0.00	0.00	44,613.41	0.00
X-E	04/01/25 - 04/30/25	30	0.00	15,623.96	0.00	15,623.96	0.00	0.00	0.00	15,623.96	0.00
X-FG	04/01/25 - 04/30/25	30	0.00	13,887.50	0.00	13,887.50	0.00	0.00	0.00	13,887.50	0.00
X-H	04/01/25 - 04/30/25	30	0.00	20,831.46	0.00	20,831.46	0.00	0.00	0.00	20,831.46	0.00
A-S	04/01/25 - 04/30/25	30	0.00	154,480.74	0.00	154,480.74	0.00	0.00	0.00	154,480.74	0.00
B	04/01/25 - 04/30/25	30	0.00	151,689.70	0.00	151,689.70	0.00	0.00	0.00	151,689.70	0.00
C	04/01/25 - 04/30/25	30	0.00	114,164.39	0.00	114,164.39	0.00	0.00	0.00	114,164.39	0.00
D	04/01/25 - 04/30/25	30	0.00	85,410.00	0.00	85,410.00	0.00	0.00	0.00	85,410.00	0.00
E	04/01/25 - 04/30/25	30	0.00	41,460.14	0.00	41,460.14	0.00	0.00	0.00	41,460.14	0.00
F	04/01/25 - 04/30/25	30	0.00	18,426.11	0.00	18,426.11	0.00	0.00	0.00	18,426.11	0.00
G	04/01/25 - 04/30/25	30	0.00	18,426.11	0.00	18,426.11	0.00	0.00	0.00	18,426.11	0.00
H	04/01/25 - 04/30/25	30	190,704.63	55,278.89	0.00	55,278.89	10,234.99	0.00	0.00	45,043.89	201,466.77
Totals			190,704.63	2,000,532.13	0.00	2,000,532.13	10,234.99	0.00	0.00	1,990,297.13	201,466.77

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	5,447,840.05
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,021,911.14	Master Servicing Fee	4,588.16
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,942.34
Interest Adjustments	(11,005.36)	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	219.02
ARD Interest	0.00	Operating Advisor Fee	1,457.70
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	166.45
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,010,905.78	Total Fees	10,373.67

Principal		Expenses/Reimbursements
Scheduled Principal	819,865.92	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,234.98
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	2,600,664.98	Rating Agency Expenses	0.00
Principal Adjustments	11,005.36	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,431,536.26	Total Expenses/Reimbursements	10,234.98

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	26,006.66	Interest Distribution	1,990,297.13
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,431,536.26
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	26,006.66
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	26,006.66	Total Payments to Certificateholders and Others	5,447,840.05
Total Funds Collected	5,468,448.70	Total Funds Distributed	5,468,448.70

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	525,645,184.30	525,645,184.30	Beginning Certificate Balance	525,645,184.29
(-) Scheduled Principal Collections	819,865.92	819,865.92	(-) Principal Distributions	3,431,536.26
(-) Unscheduled Principal Collections	2,600,664.98	2,600,664.98	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	11,005.36	11,005.36	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	522,213,648.04	522,213,648.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	523,014,952.90	523,014,952.90	Ending Certificate Balance	522,213,648.03
Ending Actual Collateral Balance	522,225,685.31	522,225,685.31

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.57%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	115,504,143.15	22.12%	22	4.9237	NAP	Defeased	8	115,504,143.15	22.12%	22	4.9237	NAP
5,000,000 or less	4	10,390,757.93	1.99%	8	5.1336	1.647487	1.30 or less	6	123,256,022.94	23.60%	7	4.4728	1.131370
5,000,001 to 10,000,000	6	42,010,258.72	8.04%	8	4.7590	1.809520	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	3	37,851,642.97	7.25%	6	4.9687	1.884083	1.41 to 1.50	3	65,805,078.86	12.60%	8	4.7747	1.473673
15,000,001 to 20,000,000	2	39,331,732.28	7.53%	7	4.7196	2.744381	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 25,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.80	2	15,602,950.26	2.99%	6	5.0992	1.698973
25,000,001 to 50,000,000	5	220,140,536.03	42.16%	8	4.4466	1.985861	1.81 to 2.00	1	40,000,000.00	7.66%	9	4.0970	1.960000
50,000,001 or greater	1	56,984,576.96	10.91%	6	4.1175	1.110000	2.01 to 2.25	2	29,400,000.00	5.63%	8	4.4826	2.161973
Totals	29	522,213,648.04	100.00%	11	4.6134	1.835171	2.26 to 2.50	3	53,479,144.84	10.24%	7	4.3506	2.312938
							2.51 to 3.00	2	12,993,940.79	2.49%	7	4.7347	2.628011
							3.01 or greater	2	66,172,367.20	12.67%	9	4.6176	3.174721
							Totals	29	522,213,648.04	100.00%	11	4.6134	1.835171
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	10	115,504,143.15	22.12%	22	4.9237	NAP	Virginia	2	1,739,234.58	0.33%	6	5.0781	1.710000
Alaska	1	3,397,802.28	0.65%	9	4.4000	3.090000	Washington	2	1,975,629.19	0.38%	9	4.4000	3.090000
Arizona	1	618,844.11	0.12%	9	4.4000	3.090000	Washington, DC	1	1,307,745.20	0.25%	9	4.4000	3.090000
California	5	38,148,327.45	7.31%	8	4.9774	2.722221	Totals	79	522,213,648.04	100.00%	11	4.6134	1.835171
Colorado	1	40,000,000.00	7.66%	9	4.0970	1.960000
									Property Type³
Connecticut	2	6,790,049.60	1.30%	8	4.8966	2.088769
Florida	14	46,323,386.63	8.87%	7	4.4251	2.184394		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	1	10,612,958.94	2.03%	7	4.6880	2.650000		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	8	10,132,582.90	1.94%	6	5.0781	1.503999	Defeased	10	115,504,143.15	22.12%	22	4.9237	NAP
Indiana	3	4,278,177.90	0.82%	9	4.5059	2.874568	Industrial	4	5,619,090.10	1.08%	7	5.1366	1.514434
Kansas	1	649,314.46	0.12%	6	5.0781	1.710000	Lodging	2	24,512,166.95	4.69%	8	5.1250	2.847420
Kentucky	1	2,423,267.80	0.46%	8	4.9500	1.420000	Mobile Home Park	2	12,993,940.79	2.49%	7	4.7347	2.628011
Louisiana	1	6,509,855.10	1.25%	7	4.7450	1.230000	Multi-Family	2	11,858,999.94	2.27%	7	4.7391	1.757743
Maryland	1	6,240,824.11	1.20%	8	5.0270	1.180000	Office	6	156,650,037.10	30.00%	8	4.4932	1.248343
Massachusetts	1	2,895,722.05	0.55%	9	4.4000	3.090000	Retail	34	148,234,635.08	28.39%	8	4.4410	2.018592
Michigan	6	7,666,626.32	1.47%	7	5.0361	1.813477	Self Storage	19	46,840,634.92	8.97%	9	4.4000	3.090000
Mississippi	1	9,330,000.00	1.79%	7	4.3485	2.400000	Totals	79	522,213,648.04	100.00%	11	4.6134	1.835171
Missouri	1	904,402.21	0.17%	6	5.0781	1.710000
New Jersey	1	44,665,518.65	8.55%	8	4.6726	1.160000
New York	1	56,984,576.96	10.91%	6	4.1175	1.110000
North Carolina	2	1,503,882.07	0.29%	8	4.5516	2.781446
Ohio	4	5,381,890.82	1.03%	9	4.7019	2.567843
Oregon	1	3,292,716.07	0.63%	9	4.4000	3.090000
Pennsylvania	2	22,148,438.65	4.24%	7	4.3174	2.223122
Texas	4	70,787,730.84	13.56%	9	4.6248	1.904424

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	115,504,143.15	22.12%	22	4.9237	NAP	Defeased	8	115,504,143.15	22.12%	22	4.9237	NAP
	4.500% or less	6	211,955,211.88	40.59%	8	4.2374	2.075186	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	8	131,176,109.64	25.12%	8	4.7070	1.562504	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	7	63,578,183.37	12.17%	7	5.1102	2.013357	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	29	522,213,648.04	100.00%	11	4.6134	1.835171	49 months or greater	21	406,709,504.89	77.88%	8	4.5253	1.900165
								Totals	29	522,213,648.04	100.00%	11	4.6134	1.835171
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	115,504,143.15	22.12%	22	4.9237	NAP	Defeased	8	115,504,143.15	22.12%	22	4.9237	NAP
	84 months or less	21	406,709,504.89	77.88%	8	4.5253	1.900165	Interest Only	5	117,530,000.00	22.51%	8	4.2799	2.151093
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	53,932,764.42	10.33%	9	4.4926	2.823695
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	13	235,246,740.47	45.05%	7	4.6554	1.563072
	Totals	29	522,213,648.04	100.00%	11	4.6134	1.835171	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	29	522,213,648.04	100.00%	11	4.6134	1.835171
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	115,504,143.15	22.12%	22	4.9237	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	20	362,043,986.24	69.33%	8	4.5071	1.991480
	13 months to 24 months	1	44,665,518.65	8.55%	8	4.6726	1.160000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	29	522,213,648.04	100.00%	11	4.6134	1.835171
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10104658	1	OF	New York	NY	Actual/360	4.117%	195,886.30	104,326.44	0.00	N/A	11/06/25	--	57,088,903.40	56,984,576.96	05/06/25
2	10104659	1	SS	Various	Various	Actual/360	4.400%	172,367.70	168,738.77	0.00	02/06/26	02/06/41	--	47,009,373.69	46,840,634.92	05/06/25
3	10104660	1	OF	Dallas	TX	Actual/360	4.684%	194,959.08	115,636.04	0.00	N/A	02/06/26	--	49,950,018.50	49,834,382.46	05/06/25
5	10104661	1	IN	San Leandro	CA	Actual/360	4.637%	147,533.25	106,108.62	0.00	N/A	12/06/25	--	38,178,189.81	38,072,081.19	05/06/25
6	10104662	1	OF	Lawrence Township	NJ	Actual/360	4.673%	173,920.64	0.00	0.00	N/A	01/01/26	--	44,665,518.65	44,665,518.65	01/01/25
7	10104663	1	RT	Boulder	CO	Actual/360	4.097%	136,566.67	0.00	0.00	N/A	02/06/26	--	40,000,000.00	40,000,000.00	05/06/25
8	10104664	1	RT	Ellenton	FL	Actual/360	4.298%	138,984.83	0.00	0.00	N/A	12/01/25	--	38,800,000.00	38,800,000.00	05/01/25
9	10104665	1	OF	Richmond	VA	Actual/360	5.191%	121,123.33	0.00	0.00	N/A	02/06/31	--	28,000,000.00	28,000,000.00	05/06/25
10	10104666	1	LO	Oxnard	CA	Actual/360	5.145%	83,066.80	42,448.39	0.00	N/A	01/01/26	--	19,374,180.67	19,331,732.28	05/01/25
12	10104668	1	RT	Grove City	PA	Actual/360	4.309%	71,808.33	0.00	0.00	N/A	12/01/25	--	20,000,000.00	20,000,000.00	05/01/25
13	10104669	1	RT	Various	Various	Actual/360	5.078%	58,071.69	2,632,263.08	11,005.36	N/A	11/06/25	--	16,323,518.51	13,691,255.43	05/06/25
14	10104670	1	Various Various		Various	Actual/360	5.078%	57,457.94	30,390.37	0.00	N/A	11/06/25	--	13,577,818.97	13,547,428.60	05/06/25
15	10104671	1	LO	Tupelo	MS	Actual/360	5.259%	53,003.01	39,962.70	0.00	N/A	02/06/26	--	12,094,239.66	12,054,276.96	05/06/25
16	10104672	1	MF	Vancouver	WA	Actual/360	5.109%	47,198.69	24,546.13	0.00	N/A	12/06/25	--	11,085,359.94	11,060,813.81	05/06/25
17	10104673	1	MH	Marietta	GA	Actual/360	4.688%	41,530.37	17,681.11	0.00	N/A	12/01/25	--	10,630,640.05	10,612,958.94	05/01/25
18	10104674	1	RT	Rancho Cucamonga	CA	Actual/360	4.853%	38,015.17	0.00	0.00	N/A	02/01/26	--	9,400,000.00	9,400,000.00	05/01/25
19	10104675	1	RT	Gulfport	MS	Actual/360	4.348%	33,809.59	0.00	0.00	N/A	12/01/25	--	9,330,000.00	9,330,000.00	05/01/25
20	10104676	1	IN	Norcross	GA	Actual/360	4.698%	31,252.66	16,191.70	0.00	N/A	12/01/25	--	7,982,798.79	7,966,607.09	05/01/25
21	10104677	1	RT	Virginia Beach	VA	Actual/360	4.511%	29,441.21	16,219.85	0.00	N/A	01/06/26	--	7,831,672.39	7,815,452.54	05/06/25
22	10104678	1	IN	Danbury	CT	Actual/360	4.837%	26,366.32	22,519.96	0.00	N/A	02/06/26	--	6,541,158.87	6,518,638.91	05/06/25
23	10104679	1	MF	New Orleans	LA	Actual/360	4.745%	25,789.56	12,268.70	0.00	N/A	12/01/25	--	6,522,123.80	6,509,855.10	05/01/25
24	10104680	1	RT	Finksburg	MD	Actual/360	5.027%	26,194.28	12,037.30	0.00	N/A	01/06/26	--	6,252,861.41	6,240,824.11	04/06/25
25	10104681	1	LO	Oakland	CA	Actual/360	5.050%	21,876.69	17,780.81	0.00	N/A	12/06/25	--	5,198,215.48	5,180,434.67	05/06/25
26	10104682	1	MF	Houston	TX	Actual/360	4.732%	21,133.29	10,100.49	0.00	N/A	12/01/25	--	5,359,245.33	5,349,144.84	05/01/25
27	10104683	1	IN	Various	FL	Actual/360	5.650%	18,970.25	12,806.70	0.00	N/A	02/06/26	--	4,029,079.35	4,016,272.65	05/06/25
28	10104684	1	OF	Branford	CT	Actual/360	5.317%	16,318.95	7,884.10	0.00	N/A	01/06/26	--	3,682,697.55	3,674,813.45	05/06/25
29	10104685	1	RT	Glasgow	KY	Actual/360	4.950%	10,018.51	5,460.82	0.00	N/A	01/01/26	--	2,428,728.62	2,423,267.80	05/01/25
30	10104686	1	MH	Nashville	MI	Actual/360	4.943%	9,829.78	5,370.51	0.00	N/A	01/01/26	--	2,386,352.36	2,380,981.85	05/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

Mortgage Loan Detail (Part 1)

						Interest					Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
31	10104687	1	IN	Valley View	OH	Actual/360	5.250%	8,410.89	10,793.67	0.00 N/A	02/06/26	--	1,922,488.50	1,911,694.83	05/06/25
Totals								2,010,905.78	3,431,536.26	11,005.36			525,645,184.30	522,213,648.04
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	13,377,527.00	9,472,538.21	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	12,326,455.30	12,809,991.02	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	11,036,020.47	10,252,167.98	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	1	10,899,184.96	6,615,657.78	01/01/23	09/30/23	--	0.00	0.00	173,273.73	694,385.94	0.00	0.00
7	1	12,508,296.00	9,623,963.16	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	18,897,479.00	9,160,555.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1	5,504,686.52	5,403,592.27	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	52,189.75	0.00
12	1	14,203,106.00	6,790,455.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,235,175.29	2,071,094.15	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	1,490,305.00	1,638,655.38	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1	1,691,398.82	472,076.02	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	1,043,696.18	1,080,132.68	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	0.00	5,749,858.88	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1	558,517.13	570,623.57	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	587,574.15	592,245.04	01/01/24	12/31/24	--	0.00	0.00	37,905.91	37,905.91	0.00	0.00
25	1	137,935.51	522,576.97	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	767,804.36	932,354.79	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	521,489.10	297,961.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	273,781.91	273,760.85	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	441,813.98	472,867.22	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent	Most Recent	Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1	405,276.36	410,114.80	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		108,907,523.04	85,213,242.28				0.00	0.00	211,179.64	732,291.85	52,189.75	0.00

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			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
13	10104669	1	2,600,664.98	Partial Liquidation (Curtailment)	26,006.66	0.00
Totals			2,600,664.98		26,006.66	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	1	44,665,518.65	0	0.00	0	0.00	0	0.00	1	2,600,664.98	0	0.00	4.613419%	4.590064%	11
04/17/25	0	0.00	1	44,665,518.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.615839%	4.592157%	12
03/17/25	0	0.00	1	44,665,518.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.615951%	4.592265%	13
02/18/25	0	0.00	0	0.00	1	44,665,518.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.616085%	4.592395%	14
01/17/25	0	0.00	1	44,665,518.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.616195%	4.592502%	15
12/17/24	1	44,665,518.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.616305%	4.592608%	16
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.616421%	4.592720%	17
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.616528%	4.592824%	18
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.616642%	4.592934%	19
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.616748%	4.593037%	20
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.616852%	4.593138%	21
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.616964%	4.593246%	22
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	10104662	01/01/25	3	3	173,273.73	694,385.94	0.00	44,665,518.65	02/21/24	1
24	10104680	04/06/25	0	B	37,905.91	37,905.91	0.00	6,252,861.41
Totals					211,179.64	732,291.85	0.00	50,918,380.06
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		84,223,261	84,223,261	0		0
7 - 12 Months		363,149,752	318,484,233	44,665,519		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		74,840,635	74,840,635	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	522,213,648	477,548,129	0	0	44,665,519	0
Apr-25	525,645,184	480,979,666	0	44,665,519	0	0
Mar-25	526,434,217	481,768,698	0	44,665,519	0	0
Feb-25	527,350,980	482,685,461	0	0	44,665,519	0
Jan-25	528,133,148	483,467,630	0	44,665,519	0	0
Dec-24	528,912,170	484,246,652	44,665,519	0	0	0
Nov-24	529,732,002	529,732,002	0	0	0	0
Oct-24	530,504,592	530,504,592	0	0	0	0
Sep-24	531,318,224	531,318,224	0	0	0	0
Aug-24	532,084,433	532,084,433	0	0	0	0
Jul-24	532,847,560	532,847,560	0	0	0	0
Jun-24	533,652,070	533,652,070	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	10104662	44,665,518.65	44,665,518.65	199,000,000.00	11/05/15	5,304,270.78	1.16000	09/30/23	01/01/26	249
Totals		44,665,518.65	44,665,518.65	199,000,000.00		5,304,270.78

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	10104662	OF	NJ	02/21/24	1

The asset transferred as of 2/23/2024 due to imminent default. Latest rent roll reports occupancy at 44% with recent tenant departures and insufficient cash flow to make debt service and pay ongoing operating expenses. The loan is due for its

February 202 5 payment. The cash flow waterfall has been amended to allow for the payment of ongoing operating expenses prior to scheduled debt service to assure ongoing operations are not impacted. Discussions on a potential modification of the debt are continuing between servicer and borrower representatives. Commencing 9/1/2021, (“Effective Date”) and on each Payment Date thereafter up to and including the Maturity Date, Borrower shall pay to Noteholder monthly payments of interest only at the Interest Rate. Interest rate will remain unchanged at 4.6726.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
6	10104662	1 0.00	4.67262%	0.00	4.67262%	2	09/17/21	09/01/21	10/14/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	9,305.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01
15	0.00	0.00	929.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,234.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		10,234.99

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Supplemental Notes
None

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